Virtus Retirement Trust

101 Munson Street

Greenfield, Massachusetts 01301

June 21, 2017

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Retirement Trust

File No. 033-80057 and 811-9140

To The Commission Staff:

On behalf of Virtus Retirement Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for the Trust as filed under Rule 497(e) on June 7, 2017. The purpose of this filing is to submit the 497(e) filing dated June 7, 2017 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood